CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Information [Abstract]
Summary of Investing Activities with Partial Cash Payments
28(a)    Investing activities with partial cash payments

(i)Purchase of PPE	For the year end December 31,
	2022	2021
	US$’000	US$’000
Acquisition of property, plant and equipment	3,553	8,657
Add: Payable for PPE or CIP - Opening	173	196
Less: Payable for PPE or CIP - Ending	(152)	(173)
Less: Prepayment for PPE & CIP - Opening	(427)	(561)
Add: Prepayment for PPE & CIP - Ending	599	428
Cash paid during the year	3,746	8,547

Summary of Reconciliation of Liabilities Arising from Financing Activities
28(b)    Reconciliation of liabilities arising from financing activities

	Interest -bearing loans and borrowings	Lease liabilities	Total
	US$’000	US$’000	US$’000
Balance at January 1, 2021	13,781	2,334	16,115
Changes in cash flows	54,161	(632)	53,529
Foreign exchange adjustments	(2,555)	(76)	(2,631)
Acquisition lease	—	906	906
Other changes	—	2	2
Remeasurement	—	(47)	(47)
Balance at December 31, 2021	65,387	2,487	67,874
Changes in cash flows	(5,176)	(616)	(5,792)
Foreign exchange adjustments	(2,480)	(44)	(2,524)
Acquisition lease	—	851	851
Other changes	—	(15)	(15)
Remeasurement	—	(89)	(89)
Balance at December 31, 2022	57,731	2,574	60,305